EMPLOYEE BENEFIT PLANS - WEIGHTED AVERAGE ASSUMPTIONS (Details)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Represented
Obligations:
Compensation increase		3.00%	3.25%
Nonrepresented
Obligations:
Compensation increase		3.50%	3.50%
Pension
Benefit costs:
Expected asset return	7.25%	7.00%	7.50%
Pension | Represented
Benefit costs:
Discount rate	3.37%	4.36%	4.04%
Compensation increase	3.00%	3.25%	3.25%
Obligations:
Discount rate	2.95%	3.37%	4.36%
Compensation increase	3.00%	3.00%	3.25%
Pension | Nonrepresented
Benefit costs:
Discount rate	3.35%	4.35%	4.03%
Compensation increase	3.50%	3.50%	3.50%
Obligations:
Discount rate	2.92%	3.35%	4.35%
Compensation increase	3.50%	3.50%	3.50%
OPEB
Benefit costs:
Expected asset return	7.25%	7.00%	7.50%
OPEB | Represented
Benefit costs:
Discount rate	3.48%	4.38%	4.12%
Compensation increase	3.00%	3.25%	3.25%
Obligations:
Discount rate	3.08%	3.48%	4.38%
Compensation increase	3.00%
OPEB | Nonrepresented
Benefit costs:
Discount rate	3.44%	4.37%	4.08%
Compensation increase	3.50%	3.50%	3.50%
Obligations:
Discount rate	3.03%	3.44%	4.37%
Compensation increase	3.50%